Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PGIM ETF TRUST
Prospectus Date	rr_ProspectusDate	Oct. 30, 2024
PGIM Jennison International Opportunities ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The management agreement between PGIM ETF Trust (the “Trust”) and PGIM Investments LLC (“PGIM Investments”) (the “Management Agreement”) provides that PGIM Investments will pay all operating expenses of the Fund, except for certain expenses (which are not reflected in the table and example below), including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and acquired fund fees and expenses. For more information on the fee structure pertaining to the Management Agreement please refer to the Fund’s Statement of Additional Information.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was36% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests a majority of its net assets in equity and equity-related securities of non-U.S. companies located in various countries outside the U.S., including non-U.S. issuers located in emerging markets (identified by the subadviser as countries classified by MSCI as emerging and frontier markets). The subadviser uses a combination of fundamental research and systematic portfolio construction. The Fund is an actively managed exchange-traded fund (“ETF”) and, thus, does not seek to replicate the performance of a specified index. The Fund can invest without limit in foreign securities, typically invests in a number of different countries, and may invest a significant portion of its assets in companies located in emerging markets. The Fund may invest in American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”) and similar securities. Because the Fund may invest a large portion of its assets in a single country (for example, China) or region of the world, the Fund’s investments may be geographically concentrated relative to broad diversified indexes of international stocks. The Fund may invest in securities of issuers of any market capitalization size.Equity and equity-related securities include, but are not limited to, common stocks, securities convertible or exchangeable for common stock or the cash value of common stock, preferred stocks, warrants and rights that can be exercised to obtain stock, investments in various types of business ventures including partnerships and business development companies, investments in mutual funds and other ETFs, securities of real estate investment trusts (“REITs”) and income and royalty trusts, structured securities including participation notes (“P-Notes”), structured notes (“S-Notes”) and low exercise price warrants (“LEPWs”) or other similar securities and ADRs and other similar receipts or shares, in both listed and unlisted form.The Fund seeks to invest in companies in the early stages of accelerating growth, with attributes such as sustainable competitive advantages, the ability to execute a business strategy, and an appropriate valuation. The subadviser may eliminate or reduce the Fund’s investment in a portfolio holding due to an unfavorable change in that portfolio holding’s fundamentals, such as a weakening financial or competitive position or a significant change in management or governance issues. The emergence of what is believed to be a more attractive portfolio candidate may also lead to eliminating or reducing the weight of a position in the Fund.The subadviser employs a systematic portfolio construction process that seeks to manage overall investment risk exposures and characteristics in order to manage liquidity considerations and maintain consistency with the Fund’s objective.The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.At times, the Fund may have a significant portion of its assets invested in the same economic sector.
Risk [Heading]	rr_RiskHeading	Principal Risks.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. Once the Fund has a performance record of at least one calendar year, the Fund’s performance will be included in its Prospectus. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not been in operation for a full calendar year, and hence has no past performance data to present.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pgim.com/investments
PGIM Jennison International Opportunities ETF | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
PGIM Jennison International Opportunities ETF | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PGIM Jennison International Opportunities ETF | Authorized Participant Concentration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.
PGIM Jennison International Opportunities ETF | Cash Transactions Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
PGIM Jennison International Opportunities ETF | Country Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Country Risk. Changes in the business environment may adversely affect operating profits or the value of assets in a specific country. For example, financial factors such as currency controls, devaluation or regulatory changes or stability factors such as mass riots, civil war and other potential events may contribute to companies’ operational risks.
PGIM Jennison International Opportunities ETF | Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency Risk. The Fund's net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related tocurrencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.
PGIM Jennison International Opportunities ETF | Economic And Market Events Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
PGIM Jennison International Opportunities ETF | Emerging Markets Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Emerging Markets Risk. The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.
PGIM Jennison International Opportunities ETF | Equity And Equity Related Securities Risks [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity and Equity-Related Securities Risk. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
PGIM Jennison International Opportunities ETF | ETF Shares Trading Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ETF Shares Trading Risk. Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund's NAV, the intraday value of the Fund's holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund's portfolio investments.Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund's shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund's holdings.Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund's shares varies over time based on the Fund's trading volume, the spread of the Fund's underlying securities, and market liquidity and may increase if the Fund's trading volume or market liquidity decreases, or if the spread on the Fund's underlying securities increases.No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund's shares does not maintain a secondary market in the shares.
PGIM Jennison International Opportunities ETF | Foreign Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund's performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.In addition, the Fund's investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.
PGIM Jennison International Opportunities ETF | Geographic Concentration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Geographic Concentration Risk. The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.
PGIM Jennison International Opportunities ETF | Growth Style Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Growth Style Risk. The Fund's growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for a period of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other ETFs.
PGIM Jennison International Opportunities ETF | Investments In China Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investments in China Risk. Investments in China subject the Fund to risks specific to China and may make it more volatile than other funds. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.China has experienced security concerns, such as terrorism and strained international relations. Incidents involving China's or the region's security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund's investments. Export growth continues to be a major driver of China's rapid economic growth. Reduction in spending on Chinese products and services, institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the U.S., or a downturn in any of the economies of China's key trading partners may have an adverse impact on the Chinese economy or the Fund. For example, a series of executive orders issued in recent years prohibit the Fund from investing in certain companies and/or certain sectors.” The restrictions in these executive orders may force the subadviser to sell certain positions and may restrict the Fund from future investments the subadviser deems otherwise attractive.Chinese companies, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies and shareholders may have limited legal remedies.
PGIM Jennison International Opportunities ETF | Large Shareholder And Large Scale Redemption Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
PGIM Jennison International Opportunities ETF | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
PGIM Jennison International Opportunities ETF | Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser's judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
PGIM Jennison International Opportunities ETF | Market Capitalization Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Capitalization Risk. The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.
PGIM Jennison International Opportunities ETF | Market Disruption And Geopolitical Risks [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraineand the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
PGIM Jennison International Opportunities ETF | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.
PGIM Jennison International Opportunities ETF | New Small Fund Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
PGIM Jennison International Opportunities ETF | Non Diversified Investment Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
PGIM Jennison International Opportunities ETF | Sector Exposure Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sector Exposure Risk. At times, the Fund may have a significant portion of its assets invested in the same economic sector, such as the Consumer Discretionary and Information Technology sectors. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.
PGIM Jennison International Opportunities ETF | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	$ 92
3 Years	rr_ExpenseExampleYear03	287
5 Years	rr_ExpenseExampleYear05	498
10 Years	rr_ExpenseExampleYear10	1,108
1 Year	rr_ExpenseExampleNoRedemptionYear01	92
3 Years	rr_ExpenseExampleNoRedemptionYear03	287
5 Years	rr_ExpenseExampleNoRedemptionYear05	498
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,108